Stockholders' Equity - Shares of Stock Outstanding (Detail)	4 Months Ended
Dec. 31, 2020 shares
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding, beginning balance
Issued to public holders in the IPO	20,125,000
Issued to Class B unitholders in the Reorganization / Class A partnership units exchanged in the Reorganization (in shares)	9,112,500
Common stock, shares outstanding, ending balance	29,237,500
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding, beginning balance
Issued to Class B unitholders in the Reorganization / Class A partnership units exchanged in the Reorganization (in shares)	65,578,831
Common stock, shares outstanding, ending balance	65,578,831